Derivatives and Hedging Activities	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivatives and Hedging Activities
Note 8 - Derivatives and Hedging Activities
Hedge Accounting and Hedging Programs
We are exposed to changes in interest rates, primarily relating to changes in interest rates on our variable rate term loans. Consequently, from time to time, we may use interest rate swaps or other financial instruments to manage our exposure to interest rate movements. We do not enter into derivative transactions for speculative or trading purposes.
We recognize derivative instruments and hedging activities on a gross basis as either assets or liabilities on our Condensed Consolidated Balance Sheets and measure them at fair value. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the earnings effect of the hedged forecasted transactions in a cash flow hedge. To receive hedge accounting treatment, all hedging relationships are formally documented at the inception of the hedge, and the hedges must be highly effective in offsetting changes to future cash flows on hedged transactions.
In April 2019, we entered into two separate interest rate swap agreements effectively converting $350.0 million of floating rate debt under our first lien credit facility to fixed rate obligations and one $500.0 million interest rate cap (collectively the “Derivative Instruments”). These agreements were designated and qualified as cash flow hedging instruments and, as such, changes in the fair value were recorded in Accumulated other comprehensive income (loss) (“AOCI”) on our Condensed Consolidated Balance Sheets to the extent the agreements were effective hedges.
During the three months ended June 30, 2020, the Company reduced its LIBOR based debt to $756.4 million (refer to Note 7), which is below the total notional amounts of our Derivative Instruments of $850.0 million. Consequently, concurrent with the repayment of the entire aggregate principal amount outstanding under the Second Lien Credit Agreement and prepayment of $100.0 million aggregate principal amount of the first lien term loans outstanding under the First Lien Credit Agreement, we dedesignated the Derivative Instruments. Concurrently, we redesignated $756.4 million of the derivatives, the notional amount representing the principal balance remaining under the First Lien Credit Agreement, of the Derivative Instruments. As the forecasted interest payments on $93.7 million not redesignated is probable to not occur, the Company reclassified the existing deferred loss on that portion of the derivative of $3.3 million from AOCI into Interest expense, net in the Consolidated Statements of Operations. Furthermore, changes in fair value of the remaining hedged Derivative Instruments are recorded quarterly, net of income tax, and are included in AOCI. Over the next 12 months, we expect to reclassify approximately $5.7 million into interest expense.
As of June 30, 2020, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivatives (Level 2)	Number of Instruments	Notional Aggregate Principal Amount	Interest Cap / Swap Rate	Maturity Date
Interest rate cap contract	One	$406.4	3.500%	April 30, 2024
Interest rate swap contracts	Two	$350.0	2.301%	April 29, 2022
The following table summarizes the fair value and presentation in the Consolidated Balance Sheets for derivatives as of June 30, 2020 (in millions):

		Fair Value of Derivative Liabilities
Instrument	Balance Sheet Location	June 30, 2020	December 31, 2019
Derivatives designated as hedging instruments
Interest rate cap contract	Accrued expenses and other current liabilities	$0.3	$0.3
Interest rate cap contract	Other long-term liabilities	0.4	0.4
Interest rate swap contracts	Accrued expenses and other current liabilities	7.1	2.3
Interest rate swap contracts	Other long-term liabilities	5.2	3.0
Total designated derivative liabilities		$13.0	$6.0

Derivatives not designated as hedging instruments
Interest rate cap contract	Accrued expenses and other current liabilities	$—	$—
Interest rate cap contract	Other long-term liabilities	0.1	—
Total undesignated derivative liabilities		$0.1	$—
Total derivative liabilities		$13.1	$6.0
In the period that the hedged item affects earnings, such as when interest payments are made on the Company’s variable-rate debt, we reclassify the related gain or loss on the interest rate swap cash flow hedges and any receipts on the cap to Interest expense, net and as operating cash flows in our Consolidated Statements of Cash Flows.
Refer to our Consolidated Statements of Comprehensive Loss for amounts reclassified from AOCI into earnings related to the Company’s Derivative Instruments designated as cash flow hedging instruments for each of the reporting periods.

DiscoverOrg Holdings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivatives and Hedging Activities
Note 8 - Derivatives and Hedging Activities
Hedge Accounting and Hedging Programs
The Company is exposed to changes in interest rates, primarily relating to changes in interest rates as a result of the term loans, which have variable interest rates. Consequently, from time to time, the Company may use interest rate swaps or other financial instruments to manage the exposure to interest rate movements. The Company does not enter into derivative transactions for speculative or trading purposes.
The Company recognizes derivative instruments and hedging activities on a gross basis as either assets or liabilities on the condensed consolidated balance sheets and measure them at fair value. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the earnings effect of the hedged forecasted transactions in a cash flow hedge. To receive hedge accounting treatment, all hedging relationships are formally documented at the inception of the hedge, and the hedges must be highly effective in offsetting changes to future cash flows on hedged transactions.
In April 2019, the Company entered into two separate interest rate swap agreements effectively converting $350 million of floating rate debt under the first lien credit facility to fixed rate obligations. In April 2019, the Company also entered into a $500 million interest rate cap. These agreements have been designated and qualify as cash flow hedging instruments and, as such, changes in the fair value are recorded in accumulated other comprehensive income (loss) on the Company’s consolidated balance sheets to the extent the agreements are effective hedges.
As December 31, 2019, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivatives (Level 2)	Number of Instruments	Notional Aggregate Principal Amount	Interest Cap / Swap Rate	Maturity Date
Interest rate cap contract	One	$500.0	3.500%	April 30, 2024
Interest rate swap contracts	Two	$350.0	2.301%	April 29, 2022
The following table summarizes the fair value and presentation in the consolidated balance sheets for derivatives as of December 31, 2019 (in millions):

Unrealized Gains (Losses) Recognized in Other Comprehensive Income
Instrument	December 31, 2019
Accrued expenses and other current liabilities	$2.6
Other long-term liabilities	3.4
Accumulated other comprehensive loss	$6.0
In the period that the hedged item affects earnings, such as when interest payments are made on the Company’s variable-rate debt, the Company reclassifies the related gain or loss on the interest rate swap cash flow hedges to interest expense. The cash flows associated with the cash flow hedges are reported in Net cash provided by (used in) operating activities on our consolidated statements of cash flows.
Amounts reclassified from accumulated other comprehensive loss into earnings related to the Company’s derivative instruments designated as cash flow hedging instruments for each of the reporting periods was not material.